CAPITAL STOCK AND RESERVES (Details 1) - $ / shares		6 Months Ended
	Oct. 03, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Expected life		1 year 6 months
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 38.00
Share price	$ 39.40
Expected volatility	96.00%
Risk free interest rate	5.32%
Expected dividend